Stock Based Compensation - Summary of Company's PSU Accrual (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance share units accrual [abstract]
Beginning balance	$ 1,240	$ 4,636
Accrual (Reversal) of previously accrued costs related to the anticipated fair value of the PSUs issued	140	(633)
PSUs paid		(2,901)
Foreign exchange adjustment	50	138
Ending balance	1,430	1,240
Current liability			$ 0	$ 228
Long-term liability			1,430	1,012
Performance share unit	$ 1,240	$ 4,636	$ 1,430	$ 1,240